SCHEDULE OF REMUNERATION OF DIRECTORS AND KEY MANAGEMENT PERSONNEL (Details) - SGD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Total	$ 660,833	$ 641,501	$ 554,319
Salaries and Bonus [member]
IfrsStatementLineItems [Line Items]
Total	349,907	470,850	410,699
Directors Fees [member]
IfrsStatementLineItems [Line Items]
Total	81,848	108,900	89,830
Defined contribution plans [member]
IfrsStatementLineItems [Line Items]
Total	40,476	51,845	46,762
Other short term benefits [member]
IfrsStatementLineItems [Line Items]
Total	5,740	9,906	7,028
Share based compensation [member]
IfrsStatementLineItems [Line Items]
Total	182,862
Directors [member]
IfrsStatementLineItems [Line Items]
Total	277,210	453,601	323,112
Other key management personnel [member]
IfrsStatementLineItems [Line Items]
Total	$ 383,623	$ 187,900	$ 231,207